Commodities Strategy Fund Expense Example - Class H [Member] - Commodities Strategy Fund - Class H	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 175
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	$ 2,109